Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Related Assets And Liabilities [Abstract]
Rights of use lease assets	$ 1,666,777	$ 205,824
Operating lease liabilities, current	480,633	88,968
Operating lease liabilities, noncurrent	1,221,845	112,591
Total operating lease liabilities	$ 1,702,478	$ 201,559